Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 3,819,379
Fair value of newly written guarantee and quality assurance obligation	6,156,826
Release of guarantee and quality assurance payable upon repayment	(6,718,809)
Contingent liability	6,409,884
Payouts during the year	(12,299,134)
Recoveries during the year	7,408,007
Ending balance	¥ 4,776,153